33. Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	R$ 1,003,881	R$ 1,280,745	R$ 1,251,004
Third-party services
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	437,788	495,309	504,197
Materials and supplies
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	387,278	588,414	574,132
Personnel
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	143,266	135,272	100,299
Others
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	R$ 35,549	R$ 61,750	R$ 72,376